Segment Information - Long-lived Assets By Geographic Areas (Details) - Operating segments - Dayrate - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,598.9	$ 2,589.1
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	842.5	832.5
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	661.3	675.5
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	553.0	481.2
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	448.8	507.0
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 93.3	$ 92.9